Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Mortgage-backed and related securities amortized cost (in Dollars)	$ 2,755	$ 4,899
Other marketable securities amortized cost (in Dollars)	$ 135,772	$ 103,788
Serial preferred stock, shares authorized	500,000	500,000
Serial preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Serial preferred stock, shares issued	10,000	26,000
Serial preferred stock, shares outstanding	10,000	26,000
Common stock, shares authorized	16,000,000	16,000,000
Common stock, shares issued	9,128,662	9,128,662
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Treasury stock, shares	4,658,323	4,704,313